FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Cash Flows Payable by Remaining Contractual Maturities (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT [Abstract]
Period to measure the amount of liquid assets available to meet cash outflows needs	30 days
Percentage of core limits of indicators for any excess presented in treasury risk committee	100.00%
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	S/ 291,171,671	S/ 282,629,270
Financial liabilities by type -
Liabilities	217,127,817	211,520,358
Derivative financial liabilities -
Contractual amounts receivable (inflows)	4,025,457	11,273,010
Contractual amounts payable (outflows)	4,098,057	11,304,628
Total liabilities	(72,600)	(31,618)
Deposits and obligations
Financial liabilities by type -
Liabilities	171,046,458	163,439,388
Payables from reverse purchase agreements and security lendings and due to banks and correspondents
Financial liabilities by type -
Liabilities	20,316,020	21,518,640
Financial liabilities designated at fair value through profit or loss
Financial liabilities by type -
Liabilities	1,055,893	151,485
Bonds and notes issued
Financial liabilities by type -
Liabilities	16,887,114	19,351,428
Lease liabilities
Financial liabilities by type -
Liabilities	728,422	491,633
Other liabilities
Financial liabilities by type -
Liabilities	7,093,910	6,567,784
Up to a month
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	56,775,341	48,594,583
Financial liabilities by type -
Liabilities	39,968,283	42,137,270
Derivative financial liabilities -
Contractual amounts receivable (inflows)	720,741	1,960,811
Contractual amounts payable (outflows)	718,192	1,955,324
Total liabilities	2,549	5,487
Up to a month | Deposits and obligations
Financial liabilities by type -
Liabilities	27,960,099	30,985,483
Up to a month | Payables from reverse purchase agreements and security lendings and due to banks and correspondents
Financial liabilities by type -
Liabilities	5,316,312	3,697,052
Up to a month | Financial liabilities designated at fair value through profit or loss
Financial liabilities by type -
Liabilities	1,055,893	151,485
Up to a month | Bonds and notes issued
Financial liabilities by type -
Liabilities	453,752	3,185,435
Up to a month | Lease liabilities
Financial liabilities by type -
Liabilities	245,001	31,147
Up to a month | Other liabilities
Financial liabilities by type -
Liabilities	4,937,226	4,086,668
From 1 to 3 months
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	27,123,607	26,281,483
Financial liabilities by type -
Liabilities	27,721,212	28,440,277
Derivative financial liabilities -
Contractual amounts receivable (inflows)	480,314	3,420,416
Contractual amounts payable (outflows)	492,021	3,416,357
Total liabilities	(11,707)	4,059
From 1 to 3 months | Deposits and obligations
Financial liabilities by type -
Liabilities	22,565,903	20,512,659
From 1 to 3 months | Payables from reverse purchase agreements and security lendings and due to banks and correspondents
Financial liabilities by type -
Liabilities	3,911,664	5,382,691
From 1 to 3 months | Financial liabilities designated at fair value through profit or loss
Financial liabilities by type -
Liabilities	0	0
From 1 to 3 months | Bonds and notes issued
Financial liabilities by type -
Liabilities	521,224	2,213,666
From 1 to 3 months | Lease liabilities
Financial liabilities by type -
Liabilities	25,443	33,499
From 1 to 3 months | Other liabilities
Financial liabilities by type -
Liabilities	696,978	297,762
From 3 months to 1 year
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	64,960,715	65,297,685
Financial liabilities by type -
Liabilities	38,240,855	49,097,482
Derivative financial liabilities -
Contractual amounts receivable (inflows)	1,080,425	4,858,373
Contractual amounts payable (outflows)	1,103,870	4,877,328
Total liabilities	(23,445)	(18,955)
From 3 months to 1 year | Deposits and obligations
Financial liabilities by type -
Liabilities	32,327,179	40,067,393
From 3 months to 1 year | Payables from reverse purchase agreements and security lendings and due to banks and correspondents
Financial liabilities by type -
Liabilities	2,468,798	4,441,442
From 3 months to 1 year | Financial liabilities designated at fair value through profit or loss
Financial liabilities by type -
Liabilities	0	0
From 3 months to 1 year | Bonds and notes issued
Financial liabilities by type -
Liabilities	3,251,896	4,260,484
From 3 months to 1 year | Lease liabilities
Financial liabilities by type -
Liabilities	77,893	93,536
From 3 months to 1 year | Other liabilities
Financial liabilities by type -
Liabilities	115,089	234,627
From 1 to 5 years
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	84,472,301	87,773,303
Financial liabilities by type -
Liabilities	63,672,297	56,103,173
Derivative financial liabilities -
Contractual amounts receivable (inflows)	1,560,389	1,013,090
Contractual amounts payable (outflows)	1,588,286	1,034,592
Total liabilities	(27,897)	(21,502)
From 1 to 5 years | Deposits and obligations
Financial liabilities by type -
Liabilities	49,272,562	45,138,302
From 1 to 5 years | Payables from reverse purchase agreements and security lendings and due to banks and correspondents
Financial liabilities by type -
Liabilities	4,853,520	4,079,266
From 1 to 5 years | Financial liabilities designated at fair value through profit or loss
Financial liabilities by type -
Liabilities	0	0
From 1 to 5 years | Bonds and notes issued
Financial liabilities by type -
Liabilities	9,223,703	6,629,122
From 1 to 5 years | Lease liabilities
Financial liabilities by type -
Liabilities	299,620	229,166
From 1 to 5 years | Other liabilities
Financial liabilities by type -
Liabilities	22,892	27,317
Over 5 years
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	57,839,707	54,682,216
Financial liabilities by type -
Liabilities	47,525,170	35,742,156
Derivative financial liabilities -
Contractual amounts receivable (inflows)	183,588	20,320
Contractual amounts payable (outflows)	195,688	21,027
Total liabilities	(12,100)	(707)
Over 5 years | Deposits and obligations
Financial liabilities by type -
Liabilities	38,920,715	26,735,551
Over 5 years | Payables from reverse purchase agreements and security lendings and due to banks and correspondents
Financial liabilities by type -
Liabilities	3,765,726	3,918,189
Over 5 years | Financial liabilities designated at fair value through profit or loss
Financial liabilities by type -
Liabilities	0	0
Over 5 years | Bonds and notes issued
Financial liabilities by type -
Liabilities	3,436,539	3,062,721
Over 5 years | Lease liabilities
Financial liabilities by type -
Liabilities	80,465	104,285
Over 5 years | Other liabilities
Financial liabilities by type -
Liabilities	S/ 1,321,725	S/ 1,921,410